Consolidated Statements of Cash Flows ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Cash flows from operating activities
Net profit for the year	₪ 675	[1]	$ 195	₪ 439	₪ 1,083
Adjustments:
Depreciation and amortization	2,117	[1]	611	2,161	2,131
Profit from gaining control over DBS	5	[1]	1		(12)
Share of loss (profit) of equity accounted investees Loss from impairment of goodwill	129	[1]	37	5	(12)
Finance expenses, net	584	[1]	168	1,025	626
Capital gain, net	(27)	[1]	(8)	(86)	(136)
Income tax expenses	347	[1]	100	442	347
Change in inventory	(35)	[1]	(10)	(20)	(20)
Change in trade and other receivables	194	[1]	56	110	323
Change in trade and other payables	16	[1]	5	(24)	(271)
Changes in provisions	15	[1]	4	(19)	18
Changes in employee benefits	(33)	[1]	(10)	(65)	110
Change in other liabilities	(34)	[1]	(10)	23	(9)
Net income tax paid, net	(473)	[1]	(136)	(534)	(534)
Net cash provided by operating activities	3,480	[1]	1,003	3,457	3,644
Cash flows from investing activities
Investment in intangible assets and deferred expenses	(399)	[1]	(115)	(223)	(311)
Proceeds from the sale of property, plant and equipment	98	[1]	28	138	151
Tax payments due to owners loans				(461)
Change in investments, net	457	[1]	132	528	1,638
Purchase of property, plant and equipment	(1,131)	[1]	(326)	(1,193)	(1,324)
Deposits from (to) restricted cash				155	(90)
Cash from gaining control over investee					299
Other	9	[1]	3	20	18
Net cash provided by (used in) investing activities	(966)	[1]	(278)	(1,036)	381
Cash flows from financing activities
Proceeds from issuance of debentures and loans received	2,635	[1]	760	4,184	1,010
Repayment of debentures and loans	(1,942)	[1]	(560)	(5,000)	(2,358)
Interest paid	(583)	[1]	(168)	(967)	(826)
Dividends to non-controlling interests	(948)	[1]	(274)	(1,187)	(1,274)
Transactions with non-controlling interests				1,034
Payments to Eurocom DBS	(61)	[1]	(17)	(256)	(680)
Other	(17)	[1]	(5)	(38)	(10)
Net cash used in financing activities	(916)	[1]	(264)	(2,230)	(4,138)
Net increase (decrease) in cash and cash equivalents	1,598	[1]	461	191	(113)
Cash and cash equivalents as at the beginning of the year	810		234	619	732
Cash and cash equivalents as at the end of the year	₪ 2,408	[1]	$ 695	₪ 810	₪ 619

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.